Trade receivables (Details 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,066	$ 8,005
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,066	8,005
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,664	7,639
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	190	162
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	110	99
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	62	63
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	23	28
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	79	97
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Provision for doubtful receivable	$ (62)	$ (83)	$ (93)	$ (95)